Quarterly Holdings Report
for
Fidelity® Series Intrinsic Opportunities Fund
April 30, 2024
O2T-NPRT3-0624
1.951016.111
Common Stocks - 97.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.7%
Entertainment - 0.2%
Warner Bros Discovery, Inc. (a)	894,700	6,584,992
Interactive Media & Services - 0.4%
Cars.com, Inc. (a)	640,100	10,696,071
Media - 1.1%
Comcast Corp. Class A	317,500	12,099,925
Nexstar Media Group, Inc. Class A	31,300	5,009,878
Pico Far East Holdings Ltd.	10,600,000	2,206,885
Thryv Holdings, Inc. (a)	366,200	8,426,262
WPP PLC	327,600	3,283,589
		31,026,539
TOTAL COMMUNICATION SERVICES		48,307,602
CONSUMER DISCRETIONARY - 13.3%
Automobile Components - 2.5%
Adient PLC (a)	728,300	21,754,321
Brembo N.V.	25,000	319,413
Cie Automotive SA	274,100	7,283,736
DaikyoNishikawa Corp.	8,053	36,974
Lear Corp.	116,200	14,626,094
Patrick Industries, Inc.	273,100	28,536,219
		72,556,757
Automobiles - 0.8%
General Motors Co.	230,300	10,255,259
Harley-Davidson, Inc.	398,000	13,687,220
		23,942,479
Broadline Retail - 1.3%
B&M European Value Retail SA	1,040,400	6,747,165
Big Lots, Inc. (b)	406,500	1,430,880
eBay, Inc.	91,900	4,736,526
Europris ASA (c)	616,426	3,895,495
Kohl's Corp. (b)	315,500	7,553,070
Macy's, Inc.	213,400	3,932,962
Next PLC	78,800	8,869,686
		37,165,784
Distributors - 0.1%
Autohellas SA	237,000	3,257,692
Diversified Consumer Services - 0.5%
H&R Block, Inc.	238,600	11,269,078
Laureate Education, Inc. Class A	57,306	830,937
ME Group International PLC	357,100	713,050
		12,813,065
Hotels, Restaurants & Leisure - 0.4%
Brinker International, Inc. (a)	229,100	12,279,760
Household Durables - 1.6%
Ace Bed Co. Ltd.	49,099	930,630
D.R. Horton, Inc.	36,000	5,129,640
Helen of Troy Ltd. (a)(b)	202,400	18,764,504
Tempur Sealy International, Inc.	246,600	12,344,796
TopBuild Corp. (a)	20,800	8,417,136
		45,586,706
Leisure Products - 0.3%
BRP, Inc.	40,700	2,738,266
Brunswick Corp.	87,400	7,047,936
		9,786,202
Specialty Retail - 3.6%
Academy Sports & Outdoors, Inc.	185,400	10,808,820
Advance Auto Parts, Inc. (b)	61,500	4,488,270
Arcland Sakamoto Co. Ltd.	525,000	6,462,887
AutoZone, Inc. (a)	3,800	11,234,320
Dick's Sporting Goods, Inc.	117,300	23,570,262
Foot Locker, Inc.	163,913	3,417,586
JD Sports Fashion PLC	5,006,300	7,231,499
Jumbo SA	184,600	5,748,609
Maisons du Monde SA (c)	240,700	1,155,938
Mr. Bricolage SA (a)	144,948	1,355,071
Sally Beauty Holdings, Inc. (a)	705,800	7,657,930
Sportsman's Warehouse Holdings, Inc. (a)(b)	365,900	1,170,880
The Hour Glass Ltd.	1,753,400	2,038,751
Valvoline, Inc. (a)	233,300	9,919,916
Williams-Sonoma, Inc.	24,200	6,940,076
		103,200,815
Textiles, Apparel & Luxury Goods - 2.2%
Best Pacific International Holdings Ltd.	2,801,068	740,108
Crocs, Inc. (a)	23,400	2,910,258
Kontoor Brands, Inc. (b)	291,500	18,090,490
Levi Strauss & Co. Class A (b)	616,200	13,075,764
PVH Corp.	126,600	13,774,080
VF Corp.	419,900	5,231,954
Wolverine World Wide, Inc. (b)	843,200	9,055,968
		62,878,622
TOTAL CONSUMER DISCRETIONARY		383,467,882
CONSUMER STAPLES - 3.8%
Beverages - 0.2%
Jinro Distillers Co. Ltd.	10,478	109,374
Primo Water Corp.	324,229	6,118,201
		6,227,575
Consumer Staples Distribution & Retail - 2.6%
Acomo NV	207,900	3,873,866
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	239,200	13,257,516
BJ's Wholesale Club Holdings, Inc. (a)	287,000	21,433,160
MARR SpA	377,200	4,862,778
Sprouts Farmers Market LLC (a)(b)	487,700	32,202,831
		75,630,151
Food Products - 0.6%
Armanino Foods of Distinction	136,328	770,253
Lamb Weston Holdings, Inc. (b)	164,400	13,701,096
S Foods, Inc.	68,100	1,314,652
Societe LDC SA	8,650	1,384,692
		17,170,693
Household Products - 0.0%
Transaction Co. Ltd.	32,500	368,279
Personal Care Products - 0.4%
Sarantis SA	790,584	10,040,164
TOTAL CONSUMER STAPLES		109,436,862
ENERGY - 8.4%
Energy Equipment & Services - 0.3%
Cactus, Inc.	176,600	8,766,424
Vallourec SA (a)	37,400	649,190
		9,415,614
Oil, Gas & Consumable Fuels - 8.1%
Antero Resources Corp. (a)	986,700	33,557,667
Chord Energy Corp.	167,900	29,714,942
Civitas Resources, Inc.	139,908	10,067,780
Diamondback Energy, Inc.	176,800	35,559,784
Enterprise Products Partners LP	334,000	9,378,720
Northern Oil & Gas, Inc.	273,800	11,168,302
Ovintiv, Inc.	675,300	34,656,396
Range Resources Corp.	865,400	31,076,514
Southwestern Energy Co. (a)	3,004,100	22,500,709
TotalEnergies SE sponsored ADR	201,083	14,572,485
Unit Corp.	9,900	381,645
		232,634,944
TOTAL ENERGY		242,050,558
FINANCIALS - 19.8%
Banks - 9.5%
ACNB Corp.	17,500	569,450
Associated Banc-Corp.	987,800	20,812,946
Bar Harbor Bankshares	183,272	4,596,462
Cadence Bank	616,200	17,050,254
Camden National Corp. (b)	44,343	1,384,388
Citigroup, Inc.	192,400	11,799,892
Community Trust Bancorp, Inc.	58,500	2,457,585
East West Bancorp, Inc.	113,100	8,424,819
First Bancorp, Puerto Rico	491,400	8,476,650
First Foundation, Inc.	98,200	538,136
FNB Corp., Pennsylvania	1,021,900	13,632,146
Greene County Bancorp, Inc. (b)	206,800	6,084,056
KeyCorp	700,600	10,151,694
Nicolet Bankshares, Inc. (b)	79,800	6,107,094
Plumas Bancorp	133,092	4,679,515
QCR Holdings, Inc.	237,500	13,053,000
Southern Missouri Bancorp, Inc.	148,300	5,946,830
Sparebank 1 Oestlandet	24,500	295,539
Synovus Financial Corp.	449,700	16,094,763
U.S. Bancorp	323,700	13,151,931
United Community Bank, Inc.	599,700	15,130,431
Washington Trust Bancorp, Inc. (b)	168,900	4,300,194
Webster Financial Corp.	381,400	16,716,762
Wells Fargo & Co.	962,100	57,071,772
West Bancorp., Inc.	252,500	4,105,650
Wintrust Financial Corp.	134,000	12,949,760
		275,581,719
Capital Markets - 3.3%
AllianceBernstein Holding LP	274,100	9,179,609
Federated Hermes, Inc.	380,500	12,499,425
Lazard, Inc. Class A	477,600	18,387,600
LPL Financial	44,900	12,083,937
Raymond James Financial, Inc.	232,100	28,316,200
Stifel Financial Corp.	191,200	15,280,704
Van Lanschot Kempen NV (Bearer)	24,700	879,101
		96,626,576
Consumer Finance - 1.4%
Aeon Credit Service (Asia) Co. Ltd.	4,561,940	3,307,231
Discover Financial Services	158,432	20,078,087
OneMain Holdings, Inc.	305,000	15,893,550
		39,278,868
Financial Services - 1.4%
Corpay, Inc. (a)	73,700	22,267,718
EVERTEC, Inc.	198,200	7,438,446
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	42,000	7,817,460
Zenkoku Hosho Co. Ltd.	42,500	1,492,258
		39,015,882
Insurance - 4.2%
American Financial Group, Inc.	109,800	14,026,950
ASR Nederland NV	106,100	5,318,409
First American Financial Corp.	102,400	5,485,568
Hartford Financial Services Group, Inc.	89,000	8,623,210
NN Group NV	134,358	6,215,820
Primerica, Inc.	46,143	9,775,856
Reinsurance Group of America, Inc.	167,000	31,227,330
Selective Insurance Group, Inc.	148,500	15,095,025
Stewart Information Services Corp.	88,900	5,512,689
Unum Group	406,000	20,584,200
		121,865,057
TOTAL FINANCIALS		572,368,102
HEALTH CARE - 10.4%
Biotechnology - 0.9%
Gilead Sciences, Inc.	279,900	18,249,480
United Therapeutics Corp. (a)	32,800	7,686,024
		25,935,504
Health Care Equipment & Supplies - 0.5%
Dentsply Sirona, Inc.	427,600	12,832,276
InBody Co. Ltd.	27,900	596,751
Value Added Technology Co. Ltd.	55,500	1,174,644
		14,603,671
Health Care Providers & Services - 8.3%
Centene Corp. (a)	450,800	32,935,448
Cigna Group	106,700	38,096,168
CVS Health Corp.	135,000	9,140,850
Elevance Health, Inc.	63,100	33,353,398
Henry Schein, Inc. (a)	156,400	10,835,392
Humana, Inc.	58,500	17,672,265
Laboratory Corp. of America Holdings	90,400	18,203,848
Quest Diagnostics, Inc.	82,600	11,413,668
Sinopharm Group Co. Ltd. (H Shares)	3,877,437	9,791,933
UnitedHealth Group, Inc.	71,600	34,632,920
Universal Health Services, Inc. Class B	138,900	23,672,727
		239,748,617
Life Sciences Tools & Services - 0.7%
ICON PLC (a)	65,500	19,511,140
Pharmaceuticals - 0.0%
Genomma Lab Internacional SA de CV	1,947,600	1,899,765
TOTAL HEALTH CARE		301,698,697
INDUSTRIALS - 18.6%
Aerospace & Defense - 1.4%
Cadre Holdings, Inc.	481,400	16,054,690
Huntington Ingalls Industries, Inc.	78,300	21,683,619
Leonardo DRS, Inc. (a)	88,400	1,902,368
		39,640,677
Air Freight & Logistics - 0.2%
Compania de Distribucion Integral Logista Holdings SA	124,500	3,396,065
Hamakyorex Co. Ltd.	95,200	2,346,986
		5,743,051
Building Products - 1.2%
Builders FirstSource, Inc. (a)	59,400	10,859,508
Euro Ceramics Ltd. (a)(d)	5,000	63
Hayward Holdings, Inc. (a)	1,353,752	18,383,952
Janus International Group, Inc. (a)(b)	344,500	4,964,245
		34,207,768
Commercial Services & Supplies - 1.0%
Brady Corp. Class A	23,964	1,413,876
Civeo Corp.	192,958	4,480,485
CoreCivic, Inc. (a)	278,700	4,152,630
VSE Corp. (b)	225,600	17,612,592
		27,659,583
Construction & Engineering - 0.7%
Boustead Singapore Ltd.	1,438,300	1,004,883
Bowman Consulting Group Ltd. (a)	79,500	2,582,955
EMCOR Group, Inc.	48,800	17,429,896
		21,017,734
Electrical Equipment - 1.4%
Acuity Brands, Inc.	71,000	17,629,300
AQ Group AB	187,304	10,758,542
GrafTech International Ltd. (b)	1,824,800	3,138,656
nVent Electric PLC	129,400	9,325,858
Sensata Technologies, Inc. PLC	17,300	662,763
		41,515,119
Ground Transportation - 0.4%
Stef SA	65,760	8,926,778
Universal Logistics Holdings, Inc.	57,929	2,588,268
		11,515,046
Machinery - 3.8%
Crane Co.	91,913	12,868,739
Daiwa Industries Ltd.	598,600	6,081,786
EnPro Industries, Inc.	53,800	8,076,994
ESAB Corp.	90,300	9,560,964
Hillenbrand, Inc. (b)	447,900	21,373,788
ITT, Inc.	121,300	15,688,942
JOST Werke AG (c)	113,400	5,482,228
Miller Industries, Inc.	24,600	1,198,266
Terex Corp.	180,500	10,117,025
Timken Co.	182,900	16,318,338
TK Group Holdings Ltd.	1,178,838	228,100
Tocalo Co. Ltd.	149,700	1,725,008
		108,720,178
Passenger Airlines - 0.3%
Jet2 PLC	424,575	7,618,378
Professional Services - 4.3%
Altech Corp.	35,953	626,222
Barrett Business Services, Inc.	42,300	5,139,450
CACI International, Inc. Class A (a)	63,800	25,662,274
Concentrix Corp.	180,000	9,840,600
Genpact Ltd.	617,100	18,969,654
KBR, Inc.	382,800	24,859,032
Maximus, Inc.	159,300	12,788,604
Quick Co. Ltd.	93,627	1,383,026
Science Applications International Corp.	66,800	8,597,160
Verra Mobility Corp. (a)	717,200	16,911,576
Will Group, Inc.	102,800	701,578
		125,479,176
Trading Companies & Distributors - 3.9%
AerCap Holdings NV (a)	70,400	5,948,096
Alligo AB (B Shares)	357,987	4,209,930
Beacon Roofing Supply, Inc. (a)	181,300	17,863,489
Core & Main, Inc. (a)	277,300	15,659,131
Ferguson PLC	69,300	14,546,070
Global Industrial Co.	129,096	4,971,487
Itochu Corp.	224,100	10,110,221
Mitani Shoji Co. Ltd.	1,406,900	14,847,535
Momentum Group Komponenter & Tjanster AB	450,000	5,643,171
RS GROUP PLC	610,008	5,617,676
Rush Enterprises, Inc. Class A	307,050	13,485,636
Totech Corp.	65,643	1,298,202
		114,200,644
TOTAL INDUSTRIALS		537,317,354
INFORMATION TECHNOLOGY - 12.3%
Electronic Equipment, Instruments & Components - 6.4%
Advanced Energy Industries, Inc.	214,500	20,557,680
Belden, Inc.	132,700	10,784,529
CDW Corp.	73,000	17,655,780
Crane NXT Co. (b)	367,500	22,347,675
Flex Ltd. (a)	624,800	17,900,520
Insight Enterprises, Inc. (a)	116,800	21,324,176
Jabil, Inc.	107,100	12,569,256
Kingboard Chemical Holdings Ltd.	1,955,000	4,296,653
Methode Electronics, Inc. Class A	438,700	5,347,753
Redington (India) Ltd.	739,442	1,932,780
Riken Keiki Co. Ltd.	50,800	1,243,010
TD SYNNEX Corp.	213,250	25,129,380
Vontier Corp.	481,500	19,563,345
VSTECS Holdings Ltd.	5,276,100	3,359,663
		184,012,200
IT Services - 2.0%
Amdocs Ltd.	261,600	21,971,784
Cognizant Technology Solutions Corp. Class A	375,400	24,656,272
Sopra Steria Group	36,600	8,046,261
TDC Soft, Inc.	293,414	2,150,712
		56,825,029
Semiconductors & Semiconductor Equipment - 2.0%
Diodes, Inc. (a)	44,078	3,218,135
Micron Technology, Inc.	108,300	12,233,568
MKS Instruments, Inc.	178,700	21,261,726
Renesas Electronics Corp.	515,400	8,367,907
Skyworks Solutions, Inc.	130,300	13,888,677
		58,970,013
Software - 0.1%
Cresco Ltd.	105,600	1,341,293
System Research Co. Ltd.	187,600	1,865,155
		3,206,448
Technology Hardware, Storage & Peripherals - 1.8%
Dell Technologies, Inc.	116,700	14,545,488
MCJ Co. Ltd.	366,800	3,202,002
Seagate Technology Holdings PLC	388,900	33,410,399
		51,157,889
TOTAL INFORMATION TECHNOLOGY		354,171,579
MATERIALS - 7.0%
Chemicals - 4.4%
Axalta Coating Systems Ltd. (a)	639,100	20,093,304
C. Uyemura & Co. Ltd.	86,800	5,681,632
Celanese Corp. Class A (b)	129,100	19,831,051
EcoGreen International Group Ltd. (a)(d)	1,000,000	60,721
Element Solutions, Inc.	660,200	15,270,426
Huntsman Corp.	229,300	5,471,098
LyondellBasell Industries NV Class A	315,000	31,490,550
Soulbrain Co. Ltd.	29,800	6,415,284
Tronox Holdings PLC	1,220,900	20,743,091
		125,057,157
Construction Materials - 1.3%
Eagle Materials, Inc.	83,900	21,034,569
RHI Magnesita NV	139,500	6,310,103
Wienerberger AG	308,400	11,045,418
		38,390,090
Containers & Packaging - 1.0%
Mayr-Melnhof Karton AG	47,300	5,663,694
Packaging Corp. of America	85,100	14,720,598
Silgan Holdings, Inc.	199,600	9,313,336
		29,697,628
Metals & Mining - 0.3%
Warrior Metropolitan Coal, Inc.	139,400	9,527,990
TOTAL MATERIALS		202,672,865
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Mid-America Apartment Communities, Inc.	20,200	2,626,000
Real Estate Management & Development - 0.9%
Jones Lang LaSalle, Inc. (a)	151,200	27,321,840
TOTAL REAL ESTATE		29,947,840
UTILITIES - 1.5%
Electric Utilities - 1.5%
PG&E Corp.	2,627,900	44,963,369
TOTAL COMMON STOCKS (Cost $2,131,272,024)		2,826,402,710

Money Market Funds - 4.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	45,954,763	45,963,954
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	94,926,421	94,935,914
TOTAL MONEY MARKET FUNDS (Cost $140,899,868)		140,899,868

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $2,272,171,892)	2,967,302,578
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(79,121,121)
NET ASSETS - 100.0%	2,888,181,457

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,533,661 or 0.4% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	34,456,604	456,957,974	445,450,285	1,638,149	(339)	-	45,963,954	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	108,612,743	668,848,629	682,525,458	78,495	-	-	94,935,914	0.3%
Total	143,069,347	1,125,806,603	1,127,975,743	1,716,644	(339)	-	140,899,868

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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